NOTE 2- Significant accounting policies: w. Issuance costs (Policies)	12 Months Ended
Dec. 31, 2024
Policies
w. Issuance costs:

w.Issuance costs:

The Company allocates an incremental costs that were directly attributable to issuing new shares to equity (net of any income tax benefit) and the costs that were related to the stock market listing or are otherwise not incremental and directly attributable to issuing new shares, to be recognized as an expense in Statements of Loss and Other Comprehensive Loss.